Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Receivables [Abstract]
Government authorities	$ 102,008	$ 112,301
Due from related parties	8,239	2,927
Prepaid expenses	6,252	8,824
Interest receivable	3,314	5,266
Advances to suppliers	1,455	3,410
Deferred income taxes		132,064
Other	1,697	1,488
Other receivables and prepaid expenses	$ 122,965	$ 266,280